Mining Interests Investments in Associates and Joint Venture - Investments in Associates and Joint Venture - Summary of Financial Information for Company's Investments in Associates and Joint Venture (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Company's equity share of net earnings of associates and joint venture	$ 83	$ 189
Reversal of impairment	(4,727)	(244)
Associates and joint venture [member]
Disclosure of associates and joint ventures [line items]
Revenues	1,760	2,076
Production costs	(836)	(1,041)
Depreciation and depletion	(291)	(140)
Earnings from mine operations	633	895
Interest income	10	3
Interest expense	(115)	(174)
Other (expense) income	(114)	(64)
Income tax (expense) recovery	(287)	(365)
Net earnings (loss) of associates and joint venture	127	295
Company's equity share of net earnings of associates and joint venture	83	189
Reversal of impairment		557
Company's equity share of net earnings of associates and joint venture		746
Net cash provided by operating activities	254	188
Net cash used in investing activities	(110)	(79)
Net cash (used in) provided by financing activities	(104)	(201)
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Other (expense) income	(4)	3
Income tax (expense) recovery		2
Net earnings (loss) of associates and joint venture	(4)	5
Company's equity share of net earnings of associates and joint venture	(2)	2
Current assets	18	24
Company's equity share of net earnings of associates and joint venture		2
Non-current assets	2,361	2,278
Assets	2,379	2,302
Current liabilities	30	23
Non-current liabilities	441	441
Liabilities	471	464
Net assets	1,908	1,838
Company's equity share of net assets of associates and joint venture	954
Company's equity share of net assets of associates and joint venture		919
Net cash provided by operating activities		6
Net cash used in investing activities	(40)	(33)
Net cash (used in) provided by financing activities	37	33
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Revenues	1,344	1,423
Production costs	(554)	(497)
Depreciation and depletion	(271)	(98)
Earnings from mine operations	519	828
Interest income	1	1
Interest expense	(96)	(133)
Other (expense) income	(30)	(18)
Income tax (expense) recovery	(257)	(324)
Net earnings (loss) of associates and joint venture	137	354
Company's equity share of net earnings of associates and joint venture	55	142
Reversal of impairment		557
Current assets	549	515
Company's equity share of net earnings of associates and joint venture		699
Non-current assets	5,890	6,296
Assets	6,439	6,811
Current liabilities	308	341
Non-current liabilities	1,955	2,105
Liabilities	2,263	2,446
Net assets	4,176	4,365
Company's equity share of net assets of associates and joint venture	1,670
Company's equity share of net assets of associates and joint venture		1,746
Net cash provided by operating activities	208	132
Net cash used in investing activities	(59)	(46)
Net cash (used in) provided by financing activities	(141)	(234)
Other associate [member]
Disclosure of associates and joint ventures [line items]
Revenues	416	653
Production costs	(282)	(544)
Depreciation and depletion	(20)	(42)
Earnings from mine operations	114	67
Interest income	9	2
Interest expense	(19)	(41)
Other (expense) income	(80)	(49)
Income tax (expense) recovery	(30)	(43)
Net earnings (loss) of associates and joint venture	(6)	(64)
Company's equity share of net earnings of associates and joint venture	30	45
Company's equity share of net earnings of associates and joint venture		45
Net cash provided by operating activities	46	$ 50
Net cash used in investing activities	$ (11)